UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Financial Statements

For the Period
January 4, 2016
(Commencement of Operations)
through
April 30, 2016

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
For the Period January 4, 2016 (Commencement of Operations) to April 30, 2016

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Summary of Investments	4
Statement of Assets, Liabilities and Shareholders’ Capital	5
Statement of Operations	6
Statement of Changes in Shareholders’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Fund Management (Unaudited)	15
Other Information (Unaudited)	16

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

ABS Long/Short Strategies Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
ABS Long/Short Strategies Fund

We have audited the accompanying statement of assets, liabilities, and shareholders’ capital, including the schedule of investments of ABS Long/Short Strategies Fund (the Fund) as of April 30, 2016, and the related statements of operations, changes in shareholders’ capital, cash flows, and financial highlights for the period from January 4, 2016 (commencement of operations) to April 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2016, by correspondence with the investee funds’ investment advisor or administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ABS Long/Short Strategies Fund as of April 30, 2016, and the results of its operations and its cash flows, the changes in shareholders’ capital and financial highlights for the period from January 4, 2016 (commencement of operations) to April 30, 2016 in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2016

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS
As of April 30, 2016

	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* — 93.2%
ASIAN EQUITY LONG/SHORT — 7.5%
Kylin Offshore Fund Ltd. [a]	$1,718,526	Quarterly	60 Days [c]
Pleiad Asia Offshore Feeder Fund [a]	2,554,463	Quarterly	60 Days [b,c]
	4,272,989
EUROPEAN EQUITY LONG/SHORT — 5.4%
Horseman European Select Fund Ltd. Class A [a]	1,372,844	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1 [a]	1,682,978	Monthly	90 Days [c]
	3,055,822
EVENT DRIVEN — 2.6%
Roystone Capital Offshore Fund Ltd. Class A [a]	1,458,993	Quarterly	90 Days [b]

FINANCIALS EQUITY LONG/SHORT — 1.8%
Seawolf Offshore Fund, Ltd. Class 1 [a]	1,053,675	Quarterly	45 Days

GLOBAL EQUITY LONG/SHORT — 29.5%
Cooper Square Offshore Fund, Ltd. [a]	1,747,979	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class N [a]	2,977,227	Monthly	90 Days
Marianas Fund Ltd. Class A NV - Series One [a]	474,418	Quarterly	60 Days
Marianas Fund Ltd. Class A NV - Series Two [a]	690,655	Quarterly	60 Days
Marianas Fund Ltd. Class B NV - Series One [a]	1,542,870	Quarterly	60 Days
Riposte Global Opportunity Fund, L.P. [a]	1,244,632	Quarterly	45 Days
Soroban Fund L.L.C. [a]	2,387,608	Quarterly	60 Days [b]
Suvretta Partners, L.P. [a]	3,034,100	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd. [a]	2,738,973	Quarterly	60 Days [b]
	16,838,462
HEALTH CARE EQUITY LONG/SHORT — 10.5%
Camber Capital Fund L.P. [a]	4,110,345	Monthly	60 Days
Senzar Healthcare International Fund, Ltd. [a]	1,855,864	Monthly	30 Days
	5,966,209
JAPAN EQUITY LONG/SHORT — 4.3%
Indus Japan Fund, Ltd. Class A [a]	2,424,206	Quarterly	30 Days

REAL ESTATE LONG/SHORT — 3.8%
Long Pond Offshore, Ltd. [a]	2,195,843	Quarterly	60 Days

TMT EQUITY LONG/SHORT — 11.3%
Ardmore Global Offshore Fund, Ltd. Class A Strategic A Sub Class [a]	1,306,244	Quarterly	45 Days
Light Street Xenon, Ltd. - Class A N [a]	2,107,720	Quarterly	45 Days
Seligman Tech Spectrum Fund L.L.C. [a]	3,028,361	Monthly	30 Days
	6,442,325

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016

	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 13.1%
Altimeter Offshore Fund Ltd. [a]	$1,740,029	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. [a]	1,716,132	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. [a]	2,235,049	Quarterly	60 Days
Pagoda International, Ltd. [a]	1,752,212	Quarterly	45 Days
	7,443,422
U.S. SMALL CAP EQUITY LONG/SHORT — 3.4%
ACK Asset Partners II, L.P. [a]	1,928,103	Quarterly	45 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 93.2% (Cost $49,396,796)	53,080,049
TOTAL INVESTMENTS — 93.2% (Cost $49,396,796)	53,080,049
Other Assets in Excess of Liabilities — 6.8%	3,848,009
SHAREHOLDERS' CAPITAL — 100.0%	$56,928,058

*	All Portfolio Funds are non-income producing securities.

[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.

[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SUMMARY OF INVESTMENTS
As of April 30, 2016

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	56.5%
United States	30.6%
British Virgin Islands	3.1%
Bermuda	3.0%
Total Investments in Portfolio Funds	93.2%
Total Investments	93.2%
Other Assets in Excess of Liabilities	6.8%
Shareholders' Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL
As of April 30, 2016

Assets:
Investments in Portfolio Funds, at fair value (cost $49,396,796)	$53,080,049
Cash	2,173,652
Portfolio Funds purchased in advance	1,600,000
Receivable for investments sold	1,335,897
Receivable from predecessor fund (Note 4)	1,388,437
Deferred offering costs	113,492
Total assets	59,691,527

Liabilities:
Sale of shares received in advance	1,910,000
Capital withdrawals	604,535
Accrued offering costs	94,780
Management fees payable	67,352
Professional fees payable	55,209
Accounting and administration fees payable	17,660
Directors' fees payable	3,333
Accrued other expenses	10,600
Total liabilities	2,763,469

Shareholders’ Capital	$56,928,058

Components of Shareholders' Capital:
Paid-in capital	$53,397,583
Accumulated net investment loss	(187,815)
Accumulated net realized gain on investments	35,037
Accumulated net unrealized appreciation on investments	3,683,253
Total Shareholders' Capital	$56,928,058

Founders’ Shares
Shares of beneficial interest issued and outstanding ($0.001 par value, 1,000,000 shares authorized and outstanding)	606,803
Net asset value per share	$93.8163

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF OPERATIONS
For the Period January 4, 2016* to April 30, 2016

Investment Income:
Interest	$6
Total investment income	6

Expenses
Management fees	174,227
Professional fees	68,167
Offering costs	52,514
Organizational costs	49,073
Accounting and administration fees	22,999
Transfer agent fees and expenses	11,858
Custodian fees	9,947
Other fees	4,915
Directors' fees	3,333
Total expenses	397,033
Management fees waived	(174,227)
Other expenses reimbursed	(34,985)
Net expenses	187,821
Net investment loss	(187,815)

Net Realized and Unrealized Loss on Investments:
Net realized gain on investments	35,037
Net change in unrealized depreciation on investments	(2,913,010)
Net realized and unrealized loss on investments	(2,877,973)

Net Decrease in Shareholders’ Capital from Operations	$(3,065,788)

*	Commencement of Operations.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF CHANGES IN SHAREHOLDERS’ CAPITAL

For the Period January 4, 2016* through April 30, 2016
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(187,815)
Net realized gain	35,037
Net change in unrealized depreciation on investments	(2,913,010)
Net decrease in Shareholders’ Capital from operations	(3,065,788)

Capital Transactions:
Proceeds from sale of shares:
Founders' shares	15,746,025
Capital issued in connection with reorganization of the predecessor fund (Note 1)	44,752,356
Payments for shares repurchased:
Founders' shares	(604,535)
Net increase in Shareholders' Capital from capital transactions	59,893,846

Total increase in Shareholders’ Capital	56,828,058

Shareholders' Capital:
Beginning of period	100,000
End of period	$56,928,058

Accumulated net investment loss	$(187,815)

*	Commencement of Operations.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF CASH FLOWS
For the Period January 4, 2016* to April 30, 2016

Cash flows from operating activities
Net decrease in Shareholders' Capital from operations	$(3,065,788)
Adjustments to reconcile net decrease in Shareholder's Capital from operations to net cash used for operating activities:
Purchases of long-term investments	(17,250,000)
Proceeds from investments sold	1,535,897
Net realized gain on investments	(35,037)
Net change in unrealized depreciation on investments	2,913,010
Cash received from predecessor (Note 4)	3,120,000
Changes in operating assets and liabilities:
Increase in Portfolio Funds purchased in advance	(1,600,000)
Increase in receivable for investments sold	(1,335,897)
Increase in deferred offering costs	(16,872)
Increase in sale of shares received in advance	1,910,000
Increase in capital withdrawals	604,535
Decrease in accrued offering costs	(1,840)
Increase in management fees payable	67,352
Increase in professional fees payable	55,209
Increase in accounting and administration fees payable	17,660
Increase in directors' fees payable	3,333
Increase in accrued other expenses payable	10,600
Net cash used for operating activities	(13,067,838)

Cash flows from financing activities
Proceeds from sale of shares	15,746,025
Payments for shares repurchased	(604,535)
Net cash provided by financing activities	15,141,490

Net increase in cash	2,073,652

Cash:
Beginning of period	100,000
End of period	$2,173,652

Supplemental disclosure for noncash financing activities
Capital issued in exchange for assets in connection with reorganization of the predecessor fund (Note 1)	$44,752,356

*	Commencement of Operations.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$100.0000
Net Decrease in Shareholders' Capital from Operations
Net investment loss	(0.3095)
Net realized and unrealized loss on investments	(5.8742)
Net Decrease in Shareholders’ Capital from Operations	(6.1837)

Net asset value, end of period	$93.8163

Total Return(1)	(6.18)%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$56,928

Net investment loss to average Shareholders' Capital(2)	(1.10)%
Ratio of gross expenses to average Shareholders' Capital(2)(3)	2.33%
Ratio of expense waiver to average Shareholders' Capital(2)	(1.23)%
Ratio of net expenses to average Shareholders' Capital(2)	1.10%
Portfolio Turnover(1)	0%

*	Commencement of Operations.

(1)	Not annualized.

(2)	Annualized.

(3)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2016

1. Organization

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

At April 30, 2016, the Fund offered a single class of shares known as Founders’ Shares (“Founders’ Shares”). See Note 12 regarding the Fund offering multiple classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2016

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1

Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of investments in Level 1 generally include listed equities and listed derivatives.

Level 2

Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and fair value that is determined through the use of models or other valuation methodologies. Investments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, and certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3

Inputs that are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Investments in this category generally include equity and debt positions in private companies.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient.

The Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 amends the fair value accounting rules to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The Fund has adopted this update and as a result of adopting it, investments in Portfolio Funds with a fair value of $53,080,049 are excluded from the fair value hierarchy as of April 30, 2016.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees.

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of April 30, 2016 are $49,073 and $166,006, respectively. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 3 and offering costs are being amortized over twelve months on a straight-line basis.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2016

timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period January 4, 2016 (commencement of operations) through April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of April 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$4,466,649
Gross unrealized depreciation	(783,396)
Net unrealized appreciation/(depreciation)	$3,683,253
Cost of investments	$49,396,796

There are no differences between cost and unrealized amounts for financial statement and federal income tax purposes because the Fund will not complete its first tax year end until September 30, 2016.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) fiscal years following the end of the fiscal year during which such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Founders’ Shares in effect at the time the expenses were paid/waived. These

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2016

arrangements will continue until August 30, 2019 and may be terminated or extended by the Board at any time. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the period January 4, 2016 (commencement of operations) through April 30, 2016, the Adviser waived management fees totaling $174,227 and reimbursed other expenses of $34,985. The Adviser may recover from the Fund fees and/or expenses previously waived and/or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Adviser is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At April 30, 2016, the amount of these potentially recoverable expenses was $209,212. The Adviser may recapture all or a portion of this amount no later than April 30, 2019.

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At April 30, 2016, Shareholders who are affiliated with the Adviser owned approximately 5% of Shareholders’ Capital of the Fund.

On January 4, 2016, the Predecessor Fund, a private investment fund, was reorganized with and into the Fund. The Predecessor Fund maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. At April 30, 2016, a receivable of cash, net of outstanding liabilities owed by the Predecessor Fund to the Fund, is disclosed in the Fund’s Statement of Assets, Liabilities and Shareholders’ Capital. The Predecessor Fund completed the payment of this receivable to the Fund in June 2016. Further details regarding the reorganization and the transfer of the Predecessor Fund’s securities are discussed in Note 1.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current Shareholders’ Capital per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Founders’ Shares
Shares outstanding, January 4, 2016 (commencement of operations)	1,000
Shares issued	164,690
Shares issued in connection with reorganization of the predecessor fund	447,524
Shares redeemed	(6,411)
Shares outstanding, April 30, 2016	606,803

7. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2016

expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

8. INVESTMENT TRANSACTIONS

For the period January 4, 2016 (commencement of operations) through April 30, 2016, the purchase and sale of investments, excluding short-term investments, were $17,250,000 and $0, respectively.

9. COMMITMENTS

As of April 30, 2016, the Fund had outstanding investment commitments to Portfolio Funds totaling $1,600,000.

10. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

12. EXEMPTIVE RELIEF AND MULTIPLE SHARE CLASS REGISTRATION

On December 10, 2015, the Fund submitted an exemptive application to the Securities and Exchange Commission (the “SEC”) to permit the Fund to offer multiple classes of shares (the “Exemptive Application”). The SEC granted the Fund an exemptive order on June 8, 2016.

The Board approved the filing of a related amended registration statement on April 5, 2016, which was filed with the SEC on June 6, 2016, to allow the Fund to offer multiple share classes.

As of the date the financial statements were issued, no additional share classes had commenced operations.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

FUND MANAGEMENT (Unaudited)

The identity of the Board of Trustees and brief biographical information as of April 30, 2016 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, by calling 1-877-499-9990.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Laurence K. Russian 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1970	Trustee; Chief Executive Officer; President	Since 2015	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.	1	None
Independent Trustees:
Bruce Beaty 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1958	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	President and Chief Executive Officer, Blue Ridge Real Estate Company and Big Boulder Corporation (real estate development and hospitality operations) since August 2011, Chairman of the Board of Directors since 2014 and a Director of each of the companies since 2006.	1	2
Richard Latto 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1963	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	Portfolio Manager, Taylor Woods Capital (investment firm) since 2015; Managing Director, Longroad Asset Management (asset management firm) from 2001-2015.	1	None
Principal Officers who are Not Trustees:
David J. Finn 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1973	Treasurer and Principal Financial Officer; Chief Compliance Officer and Anti-Money Laundering Officer; Secretary	Since 2015	Chief Financial Officer and Chief Compliance Officer, ABS Investment Management LLC since 2003.	N/A	N/A

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited)
April 30, 2016

Proxy Voting

A description of the Fund’s policies and procedures and a complete proxy voting record for the twelve months ended June 30 are available without charge, upon request, by calling 1-877-499-9990. It is also available on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

This section describes some factors considered by the Board of Trustees (the “Trustees” or “Board”) of the ABS Long/Short Strategies Fund (the “Fund”) in the Board’s consideration and approval of the key agreements under which the Fund is managed. The Board is responsible for the oversight of the Fund. As a registered investment company, the Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules under the 1940 Act that have been adopted by the U.S. Securities and Exchange Commission. Under the 1940 Act, the Board, including a majority of the Trustees who are not parties to the Fund’s contract for investment advisory services and who are independent from management under a statutory standard set forth in that Act (the “Independent Trustees”), must, to allow an investment adviser to manage the Fund, approve the Fund’s agreement for investment advisory services for an initial term of not greater than two years, and thereafter must annually review and approve the agreement. For the Fund, this agreement is called the Investment Management Agreement (the “Management Agreement”), and it appoints ABS Investment Management LLC (the “Adviser”) to serve as investment adviser.

At a meeting held on September 28, 2015 (the “Meeting”), the Board, including all of the Independent Trustees, met in person, joined by, among others, representatives of the Adviser and counsel to the Fund (“Fund Counsel”), to give consideration to information provided by the Adviser in seeking approval from the Board of the “Management Agreement”. A description of certain of the factors the Board considered and its conclusions in approving the Advisory Agreement follows.

The Board discussed the proposed Management Agreement. The Board considered, among other things: (1) the nature, extent and quality of the investment management services expected to be rendered; (2) the experience and qualifications of the personnel that will be providing such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Adviser in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Adviser in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to shareholders of the Fund; (6) other compensation or possible benefits to the Adviser and any affiliates arising from their advisory and other relationships with the Fund; (7) the fees charged by the Adviser and other investment managers to similar clients and in comparison to industry fees for similar services; (8) the historic performance of the product that was the predecessor to the Fund; (9) possible conflicts of interest that the Adviser may have with respect to the Fund; and (10) the entrepreneurial risk borne by the Adviser (e.g., because a Fund is in a start-up mode or for other reasons, the Adviser’s revenues may be less or their expenses greater than anticipated). The Board reviewed information provided by ABS in the Board Materials, which included, among other things, information regarding: (1) the Adviser’s organizational structure, management, personnel and proposed services to the Fund; (2) the fees to be paid by the Fund to the Adviser for services rendered under the investment advisory agreement; (3) the financial stability of the Adviser; and (4) the Adviser’s compliance program, including the Adviser’s Code of Ethics.

The Board considered the services to be rendered by the Adviser to the Fund as set forth in the Management Agreement, including without limitation: the provision of a complete investment management program for the Fund and related Board reporting, the voting of proxies relating to portfolio investments, and the fair valuation of the Fund’s portfolio investments, which will consist principally of interests in private investment companies, subject to oversight of the Trust’s Valuation Committee. The Board also considered the due diligence process utilized by the Adviser to identify and evaluate managers of the potential private investment companies in which the Fund will invest and the Adviser’s compliance policies and procedures including those dedicated to assuring that investments made are consistent with the Fund’s investment objectives and limitations. The Board concluded that the nature, extent and quality of the

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
April 30, 2016

services provided by the Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Management Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Adviser’s management of the Fund’s investment program.

The Board considered that while the Fund had not commenced operations and thus did not have investment performance information to review, they could consider the historic performance of the product that was the predecessor to the Fund and the performance of the Adviser’s other clients and concluded that the performance was in line with its primary benchmark and thus they concluded that they were satisfied with the Adviser’s performance.

The Board also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to certain other closed-end tender offer fund of funds. The Board noted that with respect to the proposed management fee to be paid to the Adviser, only one peer fund had a lower management fee and the projected net expense ratio of the Fund (excluding acquired fund fees) is lower than all of the other funds in the peer group. The Board concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment advisers for managing comparable funds. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services to be provided by the Adviser.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that because the Fund was small and had yet to commence operations, there were currently no economies of scale.

Based on consideration of all factors deemed relevant, the Board determined that approval of the Management Agreement was in the best interests of the Fund. The Board considered all factors and no one factor alone was deemed dispositive.

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
April 30, 2016

Privacy Policy

ABS Long/Short Strategies Fund (the “Fund”) has adopted the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law.

The Fund maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f)(3) A copy of such code of ethics is available without charge, upon request, by calling the Fund at (414) 299-2000. Also, a copy of the code of ethics is attached as an exhibit to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Bruce Beaty is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Beaty is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

This is the Registrant’s first year of operations; therefore, there are no fees from the prior fiscal year:

(a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $48,000* for the period September 29, 2015 through April 30, 2016.

* Includes fees associated with the Fund’s seed audit.

Audit-Related Fees

(b) The aggregate fees billed for the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2016. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,500* for 2016.

* At the time of this filing, this was an estimated amount for the Fund’s tax year ended September 30, 2016.

All Other Fees

(d) The aggregate fee billed for the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

100% of these fees were approved by the Trust’s Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year for the registrant was $32,000 for 2016.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

I. INTRODUCTION

ABS Long/Short Strategies Fund (the “Fund”) is the beneficial owner of its portfolio securities. Accordingly, the Fund’s Board of Trustees (the “Board”), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund’s portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these “Policies and Procedures”).

II. POLICY

A. DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III. FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV. PROXY VOTING PROCEDURES

A. ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B. ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C. RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1. Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser’s Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a. Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b. Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V. REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI. ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII. PROXY VOTING DISCLOSURES

A. The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B. The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of April 30, 2016:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Laurence K. Russian	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Guilherme R. Valle	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Alain DeCoster	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Mr. Russian, Mr. Valle and Mr. DeCoster as of April 30, 2016:

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	10	$3.94b	8	$3.89b	5	$.89b	2	$.51b
G. Valle	10	$3.94b	8	$3.89b	5	$.89b	2	$.51b
A. DeCoster	10	$3.94b	8	$3.89b	5	$.89b	2	$.51b

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3) Compensation Structure of Portfolio Manager

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser’s earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2016:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned(1)
L. Russian	$100,001-$500,000
G. Valle	$100,001-$500,000
A. DeCoster	$500,001-$1,000,000

(1)	No Portfolio Manager beneficially owned Shares directly. Rather, each Portfolio Manager may be deemed to indirectly beneficially own Shares through their respective ownership interests in the Adviser and the Adviser's 401(k) plan.

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 7, 2016

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	July 7, 2016

* Print the name and title of each signing officer under his or her signature.